Commitments and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Future minimum lease payments
2020	$ 78,348
2021	60,417
2022	43,259
2023	29,252
2024	18,341
Thereafter	41,845
Total	271,462
Rental expense	$ 91,600	$ 111,300	$ 114,600